Income Taxes - Schedule of unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 26.3	$ 21.1	$ 17.8
Increases from prior period tax positions	1.3	7.6	9.0
Decreases from prior period tax positions	(3.0)	(0.7)	(8.5)
Decreases from statute of limitations expirations	0.0	0.0	(0.2)
Increases from current period tax positions	0.2	4.4	4.9
Decreases relating to settlements with taxing authorities	(1.3)	(6.1)	(1.9)
End of year	$ 23.5	$ 26.3	$ 21.1